Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	$ 3,055	$ 2,632	$ 2,352
Income tax paid	(6)	(6)	(6)
Net cash generated from operating activities	3,049	2,626	2,346
Cash flows from investing activities
Increase in restricted cash and cash equivalents	(2)	(1)	(2)
Purchases of property and equipment	(492)	(423)	(1,033)
Additions to investment properties	(16)	(45)	(100)
Purchases of intangible assets	(24)	(9)	(18)
Proceeds from disposal of property and equipment, investment properties and intangible assets	5	13	1
Interest received	16	4	3
Net cash used in investing activities	(513)	(461)	(1,149)
Cash flows from financing activities
Proceeds from exercise of share options	23	12	5
Proceeds from Senior Notes	5,500	0	0
Proceeds from bank loans	746	650	2,000
Repayments of bank loans	(5,083)	(669)	(1,000)
Dividends paid	(2,052)	(2,067)	(2,070)
Repayments of finance lease liabilities	(15)	(5)	(4)
Payments for deferred financing costs	(90)	0	(32)
Interest paid	(128)	(128)	(94)
Net cash used in financing activities	(1,099)	(2,207)	(1,195)
Net increase/(decrease) in cash and cash equivalents	1,437	(42)	2
Cash and cash equivalents at beginning of year	1,239	1,284	1,283
Effect of exchange rate on cash and cash equivalents	0	(3)	(1)
Cash and cash equivalents at end of year	2,676	1,239	1,284
Non-cash investing and financing activities
Property and equipment acquired under finance lease	1	15	6
Conversion of equity awards to liability awards	$ 0	$ 5	$ 2